Intangible Assets - Details Information About Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	$ 1,343	$ 1,041	$ 1,246
Change in scope			0
Additions to intangible assets	141	652	97
Disposal of intangible assets		(74)
Depreciation expense	(231)	(226)	(174)
Translation adjustments	178	(49)	(127)
Ending balance	1,431	1,343	1,041
Gross value at end of period	3,190	2,675	2,194
Accumulated depreciation and impairment at end of period	(1,759)	1,332	1,153
Software and Patents [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	924	1,041	1,246
Change in scope			0
Additions to intangible assets	6	212	97
Disposal of intangible assets		(74)
Depreciation expense	(231)	(226)	(174)
Translation adjustments	112	(28)	(127)
Ending balance	811	924	1,041
Gross value at end of period	2,571	2,256	2,194
Accumulated depreciation and impairment at end of period	(1,759)	1,332	1,153
Assets Under Construction [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	419
Change in scope			$ 0
Additions to intangible assets	135	439
Translation adjustments	66	(21)
Ending balance	619	419
Gross value at end of period	$ 517	$ 419